Business Combination (Details) - Schedule of below represents the revenue, net loss and loss per share effect of the acquired company - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of below represents the revenue, net loss and loss per share effect of the acquired company [Abstract]
Net Sales	$ 7,641,737	$ 6,798,227
Net loss	$ (11,815,907)	$ (2,459,275)
Net loss per common share (in Dollars per share)	$ (0.12)	$ (0.02)